Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Amount	$ 102	$ 190
Create Electronic Optical Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Amount	92	172
Holding %	21.11%	21.11%
Iris [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 10	$ 18
Holding %	6.41%	6.41%